Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, NanoString Technologies International, Inc., NanoString Technologies Asia Pacific Limited, NanoString Technologies Europe Limited and NanoString Technologies SAS. The functional currency of these subsidiaries is the U.S. dollar. All significant intercompany balances and transactions have been eliminated.

Accounting Principles

Accounting Principles

The consolidated financial statements and accompanying notes were prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and that affect the reported amounts of revenue and expenditures during the reporting period. Actual results could differ from those estimates.

Significant estimates inherent in the preparation of the accompanying consolidated financial statements include the estimation of the fair value of the Company’s equity securities and the calculation of stock-based compensation.

Unaudited Consolidated Interim Financial Information

Unaudited Consolidated Interim Financial Information

The consolidated financial statements as of September 30, 2013 and for the nine months ended September 30, 2012 are unaudited. All disclosures as of September 30, 2013 and for the nine months ended September 30, 2012 and 2013, presented in the notes to the consolidated financial statements, are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all normal recurring adjustments necessary for a fair statement of the Company’s financial position as of September 30, 2013 and results of operations and cash flows for the nine months ended September 30, 2012 and 2013. The results of operations for the nine months ended September 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for other interim periods or for future years.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly-liquid investments with purchased maturities of three months or less to be cash equivalents. The Company’s cash equivalents consist principally of funds maintained in depository accounts. The Company invests its cash and cash equivalents with major financial institutions; at times these investments exceed federally insured limits.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are stated at the amount management expects to collect from customers based on their outstanding invoices. Management reviews accounts receivable regularly to determine if any receivable will potentially be uncollectible. Estimates are used to determine the amount of allowance for doubtful accounts necessary to reduce accounts receivable to its estimated net realizable value. At December 31, 2011 and 2012 and September 30, 2013, the allowance for doubtful accounts was approximately $4,000, $0 and $0 (unaudited), respectively. These estimates were made by analyzing the status of significant past due receivables and by establishing provisions for estimated losses by analyzing current and historical bad debt trends.

Concentration of Risks

Concentration of Risks

Financial instruments that potentially expose the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. The Company has credit risk related to the collectability of its accounts receivable. The Company performs initial and ongoing evaluations of its customers’ financial position and generally extends credit on account without collateral.

The Company did not have any customers that individually represented more than 10% of total revenue during the years ended December 31, 2010, 2011 or 2012 or for the nine months ended September 30, 2012 or 2013 (unaudited).

The Company had the following customers that each represented more than 10% of total accounts receivable:

	Years Ended December 31,			Nine Months Ended September 30,
	2011	2012		2012	2013
				(Unaudited)
Customer A	15%	*	%	12%	13%
Customer B	10	*		*	10

	25%	*	%	12%	23%

*	Accounts receivable balance for an individual customer was less than 10% of total accounts receivable.

The Company is also subject to supply chain risks related to the outsourcing of the manufacturing and production of its instruments to sole suppliers. Although there are a limited number of manufacturers for instruments of this type, the Company believes that other suppliers could provide similar products on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would adversely affect operating results.

Fair Value Measurements

.Fair Value Measurements

The Company establishes the fair value of its assets and liabilities using the price that would be received to sell an asset or paid to transfer a financial liability in an orderly transaction between market participants at the measurement date. A fair value hierarchy is used to measure fair value. The three levels of the fair value hierarchy are as follows:

Level 1	Quoted prices in active markets for identical assets and liabilities.

Level 2	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The recorded amounts of certain financial instruments, including cash and cash equivalents, accounts receivable, prepaid expenses and other, accounts payable and accrued liabilities, approximate fair value due to their relatively short-term maturities. The recorded amount of the Company’s long-term debt approximates fair value because the related interest rates approximate rates currently available to the Company.

The Company’s available-for-sale securities by level within the fair value hierarchy were as follows:

As of September 30, 2013 (unaudited)	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(In thousands)
Cash equivalents:
Money market fund	$18,734	$—	$—	$18,734
Short-term investments:
U.S. government-related debt securities	—	1,583	—	1,583
Corporate debt securities	—	31,339	—	31,339

Total	$18,734	$32,922	$—	$51,656

As of December 31, 2012	Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(In thousands)
Cash equivalents:
Money market fund	$20,510	$—	$—	$20,510

Preferred stock warrant liability	—	—	3,532	3,532

Prior to the Company’s initial public offering, the Company had mandatorily redeemable convertible preferred stock which contained certain redemption provisions which precluded equity classification. Accordingly, warrants to purchase this mandatorily redeemable convertible preferred stock were classified as liabilities for the periods presented. These preferred stock warrants were subject to re-measurement at each balance sheet date and any change in fair value was recognized as a component of other income (expense).

The Company’s preferred stock warrants were categorized as Level 3 because they were valued based on unobservable inputs and management judgment due to the absence of quoted market prices, inherent lack of liquidity and the long-term nature of such financial instruments. The Company performed a fair value assessment of the preferred stock warrant inputs on a quarterly basis using the Black-Scholes option pricing model. The assumptions used in the Black-Scholes option pricing model are inherently subjective and involve significant judgment. Any change in fair value was recognized as a component of other income (expense) in the consolidated statements of comprehensive income (loss). Upon the closing of the Company’s initial public offering, all warrants to purchase preferred stock were converted to warrants to purchase common stock and these warrants are no longer re-measured to fair value at each reporting date.

The Company may elect to apply fair value to its financial assets and liabilities on an instrument-by-instrument basis. The Company has not elected to apply the fair value option to any eligible financial assets or liabilities in 2010, 2011 or 2012.

Inventory

Inventory

Inventory consists of finished goods, work in process, raw materials and certain component parts to be used in manufacturing the Company’s products. Inventory is stated at the lower of cost or market. Cost is determined using a standard cost system, whereby the standard costs are updated periodically to reflect current costs and market represents the lower of replacement cost or estimated net realizable value. The Company records adjustments to inventory for potentially excess, obsolete, slow-moving or impaired items.

The Company outsources the manufacturing of its instruments to third-party contract manufacturers who manufacture them to certain specifications and source certain raw materials from sole source providers. Major delays in shipments, inferior quality, insufficient quantity or any combination of these or other factors may harm the Company’s business and results of operations. In addition, the inability of one or more of these suppliers to provide the Company with an adequate supply of its products or raw materials or the loss of one or more of these suppliers may cause a delay in the Company’s ability to fulfill orders while it obtains a replacement supplier and may harm the Company’s business and results of operations.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, net of accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets. Manufacturing equipment is amortized over five years, computer equipment is generally depreciated over three years, furniture and fixtures are depreciated over five years and leasehold improvements are amortized over the life of the related assets or the term of the lease, whichever is less. Expenditures for additions are capitalized and expenditures for maintenance and repairs are expensed as incurred. Gains and losses from the disposal of property and equipment are reflected in the statements of comprehensive income (loss) in the year of disposition.

Leases and Leasehold Improvements

Leases and Leasehold Improvements

Rent expense for leases that provide for scheduled rent increases during the lease term is recognized on a straight-line basis over the term of the related lease. Leasehold improvements that are funded by landlord incentives or allowances are recorded in property and equipment and as a component of deferred rent and are amortized as a reduction of rent expense over the term of the related lease.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company recognizes impairment losses on long-lived assets when indicators of impairment are present and the anticipated undiscounted cash flows to be generated by those assets are less than the asset’s carrying values. The Company has not experienced any impairment losses on its long-lived assets during the periods presented.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs represent legal, accounting and other direct costs related to the Company’s efforts to raise capital through an initial public offering of the Company’s common stock. Costs were deferred until the completion of the initial public offering, at which time they were reclassified to additional paid-in capital as a reduction of the proceeds. The Company has recorded approximately $1.8 million of deferred offering costs as a non-current asset in the accompanying balance sheet as of December 31, 2012.

Segments

Segments

The Company follows the authoritative literature that established annual and interim reporting standards for enterprises’ operating segments and related disclosures about its products and services, geographic regions and major customers. Operating segments are defined as components of an entity for which separate financial information is available and evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company is organized as and operates in two reportable segments: life sciences segment and diagnostics segment.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred or services have been rendered, (3) the price to the customer is fixed or determinable and (4) collectability is reasonably assured. The Company generates revenue from the sale of products and services. The Company’s products consist of its proprietary nCounter Analysis System and related consumables. Services consist of extended warranties and service fees for assay processing. A delivered product or service is considered to be a separate unit of accounting when it has value to the customer on a stand-alone basis. Products or services have value on a stand-alone basis if they are sold separately by any vendor or if the customer could resell the delivered product.

Systems product revenue is recognized upon installation and calibration in geographic regions where such services are only available from specialized Company technicians. In these regions, systems and related installation and calibration are considered to be one unit of accounting, as systems are required to be professionally installed and calibrated before use. In certain geographic regions, installation and calibration services are available from other vendors, and in such regions they are considered separate revenue elements. Consumables are considered to be separate units of accounting as they are sold separately. Consumables product revenue is recognized upon shipment.

Service revenue is recognized when earned, which is generally upon the rendering of the related services. Extended warranties and service fees for assay processing are each considered separate units of accounting as they are sold separately. The Company offers extended warranties on its nCounter Analysis System for periods ranging from 12 to 36 months after the end of the standard 12-month warranty period. Extended warranties are generally separately priced. Revenue from extended warranties are deferred and recognized in income on a straight-line basis over the warranty period.

On January 1, 2011, new revenue recognition guidance for arrangements with multiple deliverables became effective. For sales of products and services after 2010, the Company allocates the contract consideration at the inception of the contract to the deliverables based upon their relative selling prices. To date, selling prices have been established by reference to vendor specific objective evidence based on stand alone sales transactions for each deliverable. Vendor specific objective evidence is considered to have been established when a substantial majority of individual sales transactions within the previous 12 month period fall within a reasonably narrow range, which the Company has defined to be plus or minus 15% of the median sales price of actual stand-alone sales transactions. The Company uses its best estimate of selling price for individual deliverables when vendor specific objective evidence or third-party evidence is unavailable. Allocated revenue is only recognized for each deliverable when the revenue recognition criteria have been met.

For sales of products and services prior to 2011, the Company allocated revenue for multiple element transactions to each unit of accounting using the residual method as objective and reliable evidence of fair value existed for the undelivered items, but not for the delivered items. The adoption of the new guidance in 2011 did not have a material impact on the Company’s financial statements.

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of costs incurred in the production process, including costs of purchasing instruments from third-party contract manufacturers, consumable component materials and assembly labor and overhead, installation, warranty, service and packaging and delivery costs. In addition, cost of revenue includes royalty costs for licensed technologies included in the Company’s products, provisions for slow-moving and obsolete inventory and stock-based compensation expense. Cost of revenue for instruments and consumables is recognized in the period the related revenue is recognized.

Shipping and Handling Costs	Shipping and Handling Costs Shipping and handling costs incurred for product shipments are included in cost of revenue in the consolidated statements of comprehensive income (loss).
Reserve for Product Warranties

Reserve for Product Warranties

The Company generally provides a one-year warranty on its nCounter Analysis Systems and establishes an accrual based on historical product failure rates and actual warranty costs incurred. Warranty expense is recorded as a component of cost of revenue in the consolidated statements of comprehensive income (loss).

The following information reconciles changes in the Company’s warranty reserve and related costs:

(In thousands)
Warranty reserve, December 31, 2009	$87
Cost of warranty claims	(173)
Warranty accrual	149

Warranty reserve, December 31, 2010	63
Cost of warranty claims	(518)
Warranty accrual	622

Warranty reserve, December 31, 2011	167
Cost of warranty claims	(244)
Warranty accrual	325

Warranty reserve, December 31, 2012	248
Cost of warranty claims (unaudited)	(130)
Warranty accrual (unaudited)	173

Warranty reserve, September 30, 2013 (unaudited)	$291

Research and Development

Research and Development

Research and development expenses, consisting primarily of salaries and benefits, occupancy, laboratory supplies, clinical study costs, consulting fees and related costs, are expensed as incurred.

Selling, General and Administrative

Selling, General and Administrative

Selling expenses consist primarily of personnel costs for sales and marketing and professional costs and are expensed as the related costs are incurred. Advertising costs are charged to operations as incurred and are included in sales and marketing expenses. Advertising costs totaled approximately $558,000, $417,000 and $590,000 during the years ended December 31, 2010, 2011 and 2012, respectively.

General and administrative expenses consist primarily of personnel costs for the Company’s finance, human resources, business development and general management, as well as professional services, such as legal and accounting services. General and administrative expenses are expensed as they are incurred.

Income Taxes

Income Taxes

The Company accounts for income taxes under the liability method. Under the liability method, deferred tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax rates that will be in effect when the differences are expected to reverse. A valuation allowance is recorded when it is more likely than not that some of the deferred tax assets will not be realized.

The Company determines whether a tax position is more likely than not to be sustained upon examination based on the technical merits of the position. For tax positions meeting the more-likely-than-not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation under the fair value method. Stock-based compensation costs recognized during the years ended December 31, 2010, 2011 and 2012 were based on option awards granted and vested based on their grant-date fair value, estimated using the Black-Scholes option pricing model. The Company uses the straight-line attribution method for recognizing compensation expense.

The Company recognizes compensation expense for only the portion of options expected to vest. Therefore, management applied an estimated forfeiture rate that was derived from historical employee termination behavior. If the actual number of forfeitures differs from these estimates, adjustments to compensation expense may be required in future periods.

Guarantees and Indemnifications

Guarantees and Indemnifications

In the normal course of business, the Company guarantees and/or indemnifies other parties, including vendors, lessors and parties to transactions with the Company, with respect to certain matters. The Company has agreed to hold the other parties harmless against losses arising from breach of representations or covenants, or out of intellectual property infringement or other claims made against certain parties. It is not possible to determine the maximum potential amount the Company could be required to pay under these indemnification agreements, since the Company has not had any prior indemnification claims, and each claim would be based upon the unique facts and circumstances of the claim and the particular provisions of each agreement. In the opinion of management, any such claims would not be expected to have a material adverse effect on the Company’s consolidated results of operation, financial condition or cash flows. The Company did not have any related liabilities recorded at December 31, 2011 and 2012.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

For the years ended December 31, 2010, 2011 and 2012, there were no differences between comprehensive income or loss as defined by ASC 220, Comprehensive Income, and net income or loss as reported in the Company’s statement of comprehensive income (loss).

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has reviewed recent accounting pronouncements and concluded that they are either not applicable to the business, or that no material effect is expected on the consolidated financial statements as a result of future adoption.